Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
RELATED PARTY TRANSACTIONS	Related party transactions
Equity held by Lennar
In connection with the North American Title Acquisition, subsidiaries of Lennar were granted equity in the Company. As of June 30, 2021, Lennar, through its subsidiaries, held a 26.1% equity stake in the Company on a fully diluted basis.
Loan from Lennar
In connection with the North American Title Acquisition, the Company received the Loan from Lennar. The Loan was repaid in full in January 2021 (see Note 7 for additional information).
Shared services agreements between the Company and Lennar
In connection with the North American Title Acquisition, the Company and Lennar entered into a transition services agreement (“TSA”) that provided for certain shared services provided by Lennar to the Company as it incorporated the Acquired Business into its operations, and also for the sharing of expenses in office locations that would contain both Company and Lennar personnel until such time one entity or the other, depending on the location, established separate office space for its personnel and operations.
During the three and six months ended June 30, 2020, the Company paid Lennar $0.3 million in settlement of the TSA services arrangement. Additionally, during the six months ended June 30, 2021 and 2020, the Company paid Lennar approximately $0.1 million for rent associated with shared spaces.
Transactions with Lennar
In the routine course of its business, North American Title Insurance Company ("NATIC") underwrites title insurance policies for a subsidiary of Lennar. During the three months ended June 30, 2021 and 2020, the Company recorded revenues of $27.0 million and $24.3 million, respectively, from these transactions, which are included within our Underwriting segment. During the three months ended June 30, 2021 and 2020, the Company recorded premiums retained by third-party agents of $22.0 million and $19.7 million, respectively from these transactions. During the six months ended June 30, 2021 and 2020, the Company recorded revenues of $51.6 million and $41.3 million, respectively, from these transactions. During the six months ended June 30, 2021 and 2020, the Company recorded premiums retained by third-party agents of $41.8 million and $33.6 million, respectively from these transactions. As of June 30, 2021 and December 31, 2020, the Company had net receivables related to these transactions of $3.4 million and $4.4 million, respectively. These amounts are included in receivables, net on the Company's condensed consolidated balance sheets.
Related party transactions
Equity held by Lennar
In connection with the North American Title Acquisition, subsidiaries of Lennar were granted 7,004,797 shares of Series A-1 preferred stock and warrants to purchase 4,815,798 shares of Series A-1 preferred stock (see Note 1 for additional information). On June 17, 2019, a subsidiary of Lennar purchased 1,081,810 shares of Series B preferred stock for $10.2 million, or $9.46 per share. On December 5, 2019, a subsidiary of Lennar purchased 732,891 shares of Series C preferred stock for $8.9 million, which the Company applied as a prepayment of a portion of the principal on the Loan for the same amount (see Note 10 for additional information).
As of December 31, 2020, Lennar, through its subsidiaries, held a 26.4% equity stake in the Company on a fully diluted basis.
Loan from Lennar
In connection with the North American Title Acquisition, the Company received the Loan from Lennar. See Note 10 for additional information including amounts paid for principal and interest during the years ended December 31, 2020 and 2019.
Shared services agreements between the Company and Lennar
In connection with the North American Title Acquisition, the Company and Lennar entered into a transition services agreement (“TSA”) that provided for certain shared services provided by Lennar to the Company as it incorporated the Acquired Business into its operations, and also for the sharing of expenses in office locations that would contain both Company and Lennar personnel until such time one entity or the other, depending on the location, established separate office space for its personnel and operations.
During the year ended December 31, 2020, the Company paid Lennar $0.3 million related to TSA services. During the year ended December 31, 2019, the Company paid Lennar $3.9 million for TSA services rendered by Lennar, and Lennar paid the Company $2.5 million for TSA services rendered by the Company. Additionally, during the years ended December 31, 2020 and 2019, the Company paid Lennar $0.2 million and $0.2 million, respectively, for rent associated with shared spaces. As of December 31, 2020, there was no amount owed to, or due from, Lennar for services rendered under the TSA. As of December 31, 2019, the net amount owed to Lennar by the Company for services rendered under the TSA was $0.4 million.
Transactions with Lennar
In the routine course of its business, North American Title Insurance Company ("NATIC") underwrites title insurance policies for a subsidiary of Lennar. During the year ended December 31, 2020 and 2019, the Company recorded revenues of $88.6 million and $73.1 million, respectively, from these transactions, which are included within our Underwriting segment. During the year ended December 31, 2020 and 2019, the Company recorded premiums retained by third-party agents of $71.2 million and $59.9 million, respectively from these transactions. As of December 31, 2020 and 2019, the Company had net receivables related to these transactions of $4.4 million and $0.9 million, respectively. These amounts are included in receivables, net on the consolidated balance sheets.

Capitol Investment Corp. V
Related Party Transactions (Details) [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Administrative Services Agreement
The Company presently occupies office space provided by two affiliates of the Company’s executive officers. Such affiliates have agreed that, until the Company consummates a Business Combination, they will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company agreed, commencing on December 1, 2020, to pay such affiliates an aggregate of up to $20,000 per month for such services. For the six months ended June 30, 2021, the Company incurred $120,000 in fees for these services, of which is included in accounts payable and accrued expenses in the accompanying condensed balance sheets.
Advances from Related Party
As of June 30, 2021, the Sponsor paid for certain operating costs on behalf of the Company amounting to $1,800. The advances are non-interest bearing and due on demand.
Promissory Notes — Related Party
The Company issued an aggregate of $150,000 principal amount unsecured promissory notes to the Sponsors on October 20, 2017, as amended on February 21, 2020. On February 21, 2020, the Company issued an aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, of which $50,000 was funded on such date. On November 3, 2020, the Company amended and restated the October 20, 2017 promissory notes and the February 21, 2020 promissory notes, and issued an additional aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, for a total of $250,000 aggregate principal amount of promissory notes (the “Promissory Notes”). The Promissory Notes were non-interest bearing and payable on the earliest to occur of (i) October 20, 2021, (ii) the consummation of the Initial Public Offering and (iii) the abandonment of the Initial Public Offering. The outstanding balance under the Promissory Notes of $250,000 was repaid at the closing of the Initial Public Offering on December 4, 2020.
In February 2021, the Sponsors and the independent directors collectively committed to provide the Company an aggregate of $970,000 in loans. In May 2021, the Sponsors and the independent directors collectively committed to provide the Company an additional $756,000 in loans. In July 2021, the Sponsors committed to provide the Company an additional $627,000 in loans. The loans, if issued, as well as any future loans that may be made by the Company’s officers and directors (or their affiliates), will be evidenced by notes and would either be repaid upon the consummation of a Business Combination or up to $2,000,000 of the notes may be converted into warrants at a price of $1.50 per warrant at the option of the lender. As of June 30, 2021, the Company had an outstanding balance of $700,000 under such promissory notes. On July 15, 2021, the company issued an additional $370,000 under such promissory notes. None of the notes have been converted to warrants.
RELATED PARTY TRANSACTIONS
Administrative Services Agreement
The Company presently occupies office space provided by two affiliates of the Company’s executive officers. Such affiliates have agreed that, until the Company consummates a Business Combination, they will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company agreed, commencing on December 1, 2020, to pay such affiliates an aggregate of up to $20,000 per month for such services. For the year ended December 31, 2020, the Company incurred $20,000 in fees for these services, of which is included in accounts payable and accrued expenses in the accompanying balance sheets.
Promissory Notes — Related Party
The Company issued an aggregate of $150,000 principal amount unsecured promissory notes to the Sponsors on October 20, 2017, as amended on February 21, 2020. On February 21, 2020, the Company issued an aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, of which $50,000 was funded on such date. On November 3, 2020, the Company amended and restated the October 20, 2017 promissory notes and the February 21, 2020 promissory notes, and issued an additional aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, for a total of $250,000 aggregate principal amount of promissory notes (the “Promissory Notes”). The Promissory Notes are non-interest bearing and payable on the earliest to occur of (i) October 20, 2021, (ii) the consummation of the Initial Public Offering and (iii) the abandonment of the Initial Public Offering. The outstanding balance under the Promissory Notes of $250,000 was repaid at the closing of the Initial Public Offering on December 4, 2020.
In February 2021, the Sponsors and the independent directors collectively committed to provide the Company an aggregate of $970,000 in loans. The loans, if issued, as well as any future loans that may be made by the Company’s officers and directors (or their affiliates), will be evidenced by notes and would either be repaid upon the consummation of a Business Combination or up to $2,000,000 of the notes may be converted into warrants at a price of $1.50 per warrant at the option of the lender.